Leases -Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted average remaining lease term (years):
Operating leases	5 years 7 months 2 days	6 years 1 month 20 days
Weighted average discount rate:
Operating leases	8.06%	8.65%